Derivative Financial Instruments and Off-balance sheet Financial Instruments - CDS notional amounts by credit rating (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) entity	Dec. 31, 2017 USD ($)
Derivative Financial Instruments and Off-balance sheet Financial Instruments
Term of credit default swaps	5 years
Credit Derivatives
Notional amount	$ 3,145	$ 3,388
The number of reference entities generally included in a CDX index | entity	125
Credit default contracts
Credit Derivatives
Notional amount	$ 5	105
Fair value	0	1
Credit default contracts | Single name | Corporate
Credit Derivatives
Notional amount	5	25
Fair value	0	0
Credit default contracts | Index | Corporate
Credit Derivatives
Notional amount		80
Fair value		1
AA | Credit default contracts
Credit Derivatives
Notional amount	0	1
AA | Credit default contracts | Single name | Corporate
Credit Derivatives
Notional amount	0	0
AA | Credit default contracts | Index | Corporate
Credit Derivatives
Notional amount		1
A | Credit default contracts
Credit Derivatives
Notional amount	0	29
A | Credit default contracts | Single name | Corporate
Credit Derivatives
Notional amount	0	10
A | Credit default contracts | Index | Corporate
Credit Derivatives
Notional amount		19
BBB | Credit default contracts
Credit Derivatives
Notional amount	0	55
BBB | Credit default contracts | Single name | Corporate
Credit Derivatives
Notional amount	0	10
BBB | Credit default contracts | Index | Corporate
Credit Derivatives
Notional amount		45
BB and lower | Credit default contracts
Credit Derivatives
Notional amount	5	20
BB and lower | Credit default contracts | Single name | Corporate
Credit Derivatives
Notional amount	$ 5	5
BB and lower | Credit default contracts | Index | Corporate
Credit Derivatives
Notional amount		$ 15